Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

Fiscal Year (a)	Summary Compensation Table Total for PEO ($) (b)	Compensation Actually Paid to PEO ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (d)	Average Compensation Actually Paid to Non- PEO Named Executive Officers ($) (e)	Value of Initial Fixed $100 Investment Based On:			Net Income/ (Loss) ($) (h)	Company Selected Measure
					Company Total Shareholder Return ($) (f)	2022 Peer Group Total Shareholder Return ($) (g)	2021 Peer Group Total Shareholder Return ($) (g)		Adjusted EBITDA # (i)

2022	$13,654,752	$6,482,688	$2,611,637	$1,443,810	$90	$102	$114	$1,504	2,859
2021	$15,228,707	$14,622,299	$3,102,918	$2,287,800	$118	$127	$130	$1,752	3,108
2020	$18,320,199	$12,582,246	$4,433,997	$3,344,960	$114	$118	$120	$482	3,103

(a)	The Pay Versus Performance table reflects required disclosures for fiscal years 2022, 2021 and 2020.

(b)	For fiscal years 2022, 2021 and 2020, Mr. Sutton was the Principle Executive Officer (PEO) for the Company.

(c)
The Compensation Actually Paid (CAP) was calculated beginning with the PEO’s Summary Compensation Table (SCT) total then deducting the aggregate change in actuarial present value of his accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share awards; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end; adding the amount equal to the change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to the PEO’s CAP, the following amounts were deducted from and added to SCT total compensation.

PEO SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non Equity Incentive Compensation	Other Compensation (i)	Stock Awards	Change in Pension Value and Nonqualified Deferred Compensation Earnings	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP

2022	$1,450,000	$689,500	$449,457	$11,065,795	$0	$13,654,752	($11,065,795)	$3,893,731	$6,482,688
2021	$1,450,000	$2,386,000	$433,941	$10,487,138	$471,628	$15,228,707	($10,958,766)	$10,352,358	$14,622,299
2020	$1,450,000	$2,386,000	$404,010	$10,318,788	$3,761,401	$18,320,199	($14,080,189)	$8,342,236	$12,582,246

(i)	Reflects the PEO’s All Other Compensation reported in the SCT for each year shown.

(ii)	Represents the grant date fair value of equity-based awards granted each year and the aggregate change in the actuarial present value of accumulated benefit under pension.

(iii)
There is no pension service cost for the PEO. Therefore, an addition to the SCT Total related to pension is not applicable. Also, the additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2022 is further detailed in the supplemental table below. The equity awards were revalued using the Sylvamo pre-spin share counts and Monte Carlo values for the relative TSR PSUs, and the post-spin adjusted share prices for the ROIC PSUs. The ROIC payout percentages match the Company’s financial accounting for compensation expense purposes. See
Supplemental
table below.

PEO Equity Component of CAP for FY 2020-2022:

Year	Equity Type	Fair Value of Current Year Equity Awards at Year End (1)	Year over Year Change in Value of Prior Years’ Awards Unvested at Year End (2)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year (3)	Year over Year Change in Value of Prior Years’ Awards (3)	Fair Value at the End of the Prior Year of Equity Award that Failed to Meet Vesting Conditions (5)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (6)	Equity Value Included in CAP (Sum of 1-6)
2022	PSUs	$10,412,792	($5,214,045)	$0	($1,984,333)	$0	$679,317	$3,893,731
2021	PSUs	$13,314,853	($1,313,660)	$0	($2,351,646)	$0	$702,811	$10,352,358
2020	PSUs	$9,392,775	($3,029,378)	$0	$410,738	$0	$1,568,101	$8,342,236

(d)
Each of the three fiscal years presented include the average SCT totals of the Non-PEO Named Executive Officers (NEOs) as applicable in each reporting year. Fiscal year 2022 includes: Mr. Nicholls, Mr. Wanta, Mr. Plath, Mr. Hamic and Ms. Ryan. fiscal year 2021 includes: Mr. Nicholls, Ms. Ryan, Mr. Wanta, Mr. Plath, Mr. Ribieras and Mr. Amick, Jr. Fiscal year 2020 includes: Mr. Nicholls, Mr. Ribieras, Ms. Ryan and Mr. Wanta.

(e)
The Average Compensation Actually Paid was calculated by averaging the following when applicable, by year, for the non-PEO NEOs; SCT total then deducting the aggregate change in actuarial present value of their accumulated benefit under all defined benefit and actuarial pension plans reported in the SCT; deducting the amounts reported in the SCT for performance share awards; adding the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end; adding the amount equal to the change in fair value as of the end of the covered fiscal, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year; adding the amount equal to the change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. Relative to CAP, the following amounts were deducted from and added to SCT total compensation.

Average Non-PEO NEOs SCT Total to CAP Reconciliation
:

Year	Salary	Bonus and Non Equity Incentive Compensation	Other Compensation (i)	Stock Awards	Change in Pension Value and Nonqualified Deferred Compensation Earnings	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP

2022	$566,300	$157,460	$130,367	$1,757,510	$0	$2,611,637	($1,757,510)	$589,683	$1,443,810
2021	$541,508	$523,850	$452,823	$1,566,773	$17,964	$3,102,918	($1,584,737)	$769,619	$2,287,800
2020	$656,250	$657,525	$211,817	$2,069,163	$839,242	$4,433,997	($2,908,406)	$1,819,369	$3,344,960

(i)	Reflects the average of the non-PEO NEOs’ All Other Compensation reported in the SCT for each year shown.

(ii)
Represents the average of the non-PEO NEOs’ grant date fair value of equity-based awards granted each year and, if applicable, the average aggregate change in the actuarial present value of accumulated benefit under pension.

(iii)
There is no pension service cost for the non-PEO NEOs; therefore, an addition to the SCT Total related to pension is not applicable. Also, the additions to the SCT Total reflect the average of the non-PEO NEOs value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The average equity component of CAP for fiscal year 2022 is further detailed in the supplemental table below. The average equity awards were revalued using the Sylvamo pre-spin share counts and Monte Carlo values for the relative TSR PSUs, and the post-spin adjusted share prices for the ROIC PSUs. The ROIC payout percentages match the Company’s financial accounting for compensation expense purposes. See
Supplemental
table below.

Average Non-PEO NEOs Equity Component of CAP for FY 2020-2022:

Year	Equity Type	Fair Value of Current Year Equity Awards at Year End (1)	Year over Year Change in Value of Prior Years’ Awards Unvested at Year End (2)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year (3)	Year over Year Change in Value of Prior Years’ Awards That Vested During the Year (4)	Fair Value at the End of the Prior Year of Equity Award that Failed to Meet Vesting Conditions During the Year (5)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (6)	Equity Value Included in CAP (Sum of 1-6)
2022	PSUs	$1,653,797	($783,958)	$0	($384,252)	$0	$104,096	$589,683
2021	PSUs	$1,529,272	($426,125)	$0	($420,173)	$0	$86,645	$769,619
2020	PSUs	$1,923,667	($540,187)	$0	$144,863	$0	$291,026	$1,819,369

(f)	The amount represents the value of an initial fixed $100 Investment in International Paper stock on December 31, 2019, assuming reinvestment of all dividends.

(g)
Peer group companies include DS Smith PLC, Klabin S.A., Mondi Group, Packaging Corporation of America, Smurfit Kappa Group, Stora Enso Group, and WestRock Company. The amount represents an initial fixed $100 Investment in the Company’s Peer Group on December 31, 2019 assuming reinvestment of all dividends. We modified our selected peer group in 2022 to reflect the impact of the 2021 spin-off of our Printing Papers business. Following the spin-off, we no longer had a Printing Papers segment and therefore determined it was appropriate to modify the peer group to better align those peer companies with the business activities of the post spin-off Company. Our peer group prior to the 2022 change included the following companies: Graphic Packaging Holding Company, Klabin S.A., Metsa Board Corporation, Mondi Group, Packaging Corporation of America, Smurfit Kappa Group, Stora Enso Group, UPM-Kymmene Corp., and WestRock Company.

(h)	Represents the Company’s Net Earnings (Loss) Attributable to International Paper (in millions) for each applicable fiscal year-end 2022, 2021 and 2020.

(i)
Adjusted EBITDA, a non-GAAP measure, is defined as earnings from continuing operations before income taxes and equity earnings and before the impact of special items and non-operating pension expense, plus interest expense and depreciation, amortization, and cost of timber harvested. Adjusted EBITDA may be adjusted at the MDCC’s discretion, for any impact of acquisitions, divestitures, and/or the effect of changes in tax laws. For additional information on Adjusted EBITDA see Appendix A hereto.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote [Text Block]	Each of the three fiscal years presented include the average SCT totals of the Non-PEO Named Executive Officers (NEOs) as applicable in each reporting year. Fiscal year 2022 includes: Mr. Nicholls, Mr. Wanta, Mr. Plath, Mr. Hamic and Ms. Ryan. fiscal year 2021 includes: Mr. Nicholls, Ms. Ryan, Mr. Wanta, Mr. Plath, Mr. Ribieras and Mr. Amick, Jr. Fiscal year 2020 includes: Mr. Nicholls, Mr. Ribieras, Ms. Ryan and Mr. Wanta.
Peer Group Issuers, Footnote [Text Block]	Peer group companies include DS Smith PLC, Klabin S.A., Mondi Group, Packaging Corporation of America, Smurfit Kappa Group, Stora Enso Group, and WestRock Company. The amount represents an initial fixed $100 Investment in the Company’s Peer Group on December 31, 2019 assuming reinvestment of all dividends. We modified our selected peer group in 2022 to reflect the impact of the 2021 spin-off of our Printing Papers business. Following the spin-off, we no longer had a Printing Papers segment and therefore determined it was appropriate to modify the peer group to better align those peer companies with the business activities of the post spin-off Company. Our peer group prior to the 2022 change included the following companies: Graphic Packaging Holding Company, Klabin S.A., Metsa Board Corporation, Mondi Group, Packaging Corporation of America, Smurfit Kappa Group, Stora Enso Group, UPM-Kymmene Corp., and WestRock Company.
PEO Total Compensation Amount	$ 13,654,752	$ 15,228,707	$ 18,320,199
PEO Actually Paid Compensation Amount	$ 6,482,688	14,622,299	12,582,246
Adjustment To PEO Compensation, Footnote [Text Block]
PEO SCT Total to CAP Reconciliation:

Year	Salary	Bonus and Non Equity Incentive Compensation	Other Compensation (i)	Stock Awards	Change in Pension Value and Nonqualified Deferred Compensation Earnings	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP

2022	$1,450,000	$689,500	$449,457	$11,065,795	$0	$13,654,752	($11,065,795)	$3,893,731	$6,482,688
2021	$1,450,000	$2,386,000	$433,941	$10,487,138	$471,628	$15,228,707	($10,958,766)	$10,352,358	$14,622,299
2020	$1,450,000	$2,386,000	$404,010	$10,318,788	$3,761,401	$18,320,199	($14,080,189)	$8,342,236	$12,582,246

(i)	Reflects the PEO’s All Other Compensation reported in the SCT for each year shown.

(ii)	Represents the grant date fair value of equity-based awards granted each year and the aggregate change in the actuarial present value of accumulated benefit under pension.

(iii)
There is no pension service cost for the PEO. Therefore, an addition to the SCT Total related to pension is not applicable. Also, the additions to the SCT Total reflect the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP for fiscal year 2022 is further detailed in the supplemental table below. The equity awards were revalued using the Sylvamo pre-spin share counts and Monte Carlo values for the relative TSR PSUs, and the post-spin adjusted share prices for the ROIC PSUs. The ROIC payout percentages match the Company’s financial accounting for compensation expense purposes. See
Supplemental
table below.

PEO Equity Component of CAP for FY 2020-2022:

Year	Equity Type	Fair Value of Current Year Equity Awards at Year End (1)	Year over Year Change in Value of Prior Years’ Awards Unvested at Year End (2)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year (3)	Year over Year Change in Value of Prior Years’ Awards (3)	Fair Value at the End of the Prior Year of Equity Award that Failed to Meet Vesting Conditions (5)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (6)	Equity Value Included in CAP (Sum of 1-6)
2022	PSUs	$10,412,792	($5,214,045)	$0	($1,984,333)	$0	$679,317	$3,893,731
2021	PSUs	$13,314,853	($1,313,660)	$0	($2,351,646)	$0	$702,811	$10,352,358
2020	PSUs	$9,392,775	($3,029,378)	$0	$410,738	$0	$1,568,101	$8,342,236

Non-PEO NEO Average Total Compensation Amount	$ 2,611,637	3,102,918	4,433,997
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,443,810	2,287,800	3,344,960
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average Non-PEO NEOs SCT Total to CAP Reconciliation
:

Year	Salary	Bonus and Non Equity Incentive Compensation	Other Compensation (i)	Stock Awards	Change in Pension Value and Nonqualified Deferred Compensation Earnings	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP

2022	$566,300	$157,460	$130,367	$1,757,510	$0	$2,611,637	($1,757,510)	$589,683	$1,443,810
2021	$541,508	$523,850	$452,823	$1,566,773	$17,964	$3,102,918	($1,584,737)	$769,619	$2,287,800
2020	$656,250	$657,525	$211,817	$2,069,163	$839,242	$4,433,997	($2,908,406)	$1,819,369	$3,344,960

(i)	Reflects the average of the non-PEO NEOs’ All Other Compensation reported in the SCT for each year shown.

(ii)
Represents the average of the non-PEO NEOs’ grant date fair value of equity-based awards granted each year and, if applicable, the average aggregate change in the actuarial present value of accumulated benefit under pension.

(iii)
There is no pension service cost for the non-PEO NEOs; therefore, an addition to the SCT Total related to pension is not applicable. Also, the additions to the SCT Total reflect the average of the non-PEO NEOs value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The average equity component of CAP for fiscal year 2022 is further detailed in the supplemental table below. The average equity awards were revalued using the Sylvamo pre-spin share counts and Monte Carlo values for the relative TSR PSUs, and the post-spin adjusted share prices for the ROIC PSUs. The ROIC payout percentages match the Company’s financial accounting for compensation expense purposes. See
Supplemental
table below.

Average Non-PEO NEOs Equity Component of CAP for FY 2020-2022:

Year	Equity Type	Fair Value of Current Year Equity Awards at Year End (1)	Year over Year Change in Value of Prior Years’ Awards Unvested at Year End (2)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year (3)	Year over Year Change in Value of Prior Years’ Awards That Vested During the Year (4)	Fair Value at the End of the Prior Year of Equity Award that Failed to Meet Vesting Conditions During the Year (5)	Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation (6)	Equity Value Included in CAP (Sum of 1-6)
2022	PSUs	$1,653,797	($783,958)	$0	($384,252)	$0	$104,096	$589,683
2021	PSUs	$1,529,272	($426,125)	$0	($420,173)	$0	$86,645	$769,619
2020	PSUs	$1,923,667	($540,187)	$0	$144,863	$0	$291,026	$1,819,369

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]	Most Important Performance Measures
•	Relative Total Shareholder Return (TSR)

•	Net Income

•	Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)

Total Shareholder Return Amount	$ 90	118	114
Net Income (Loss)	$ 1,504,000,000	$ 1,752,000,000	$ 482,000,000
Company Selected Measure Amount	2,859	3,108	3,103
PEO Name	Mr. Sutton	Mr. Sutton	Mr. Sutton
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (TSR)
Non-GAAP Measure Description [Text Block]	Adjusted EBITDA, a non-GAAP measure, is defined as earnings from continuing operations before income taxes and equity earnings and before the impact of special items and non-operating pension expense, plus interest expense and depreciation, amortization, and cost of timber harvested. Adjusted EBITDA may be adjusted at the MDCC’s discretion, for any impact of acquisitions, divestitures, and/or the effect of changes in tax laws. For additional information on Adjusted EBITDA see Appendix A hereto.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Before Interest, Taxes, Depreciation and Amortization (Adjusted EBITDA)
2022
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	$ 102	$ 127	$ 118
2021
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	114	130	120
PEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,450,000	1,450,000	1,450,000
PEO [Member] | Bonus and Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	689,500	2,386,000	2,386,000
PEO [Member] | Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	449,457	433,941	404,010
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,065,795	10,487,138	10,318,788
PEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	471,628	3,761,401
PEO [Member] | Deductions From SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,065,795)	(10,958,766)	(14,080,189)
PEO [Member] | Additions to SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,893,731	10,352,358	8,342,236
PEO [Member] | Fair Value of Current Year Equity Awards at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	10,412,792	13,314,853	9,392,775
PEO [Member] | Year over Year Change in Value of Prior Years Awards Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,214,045)	(1,313,660)	(3,029,378)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Value of Prior Years Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,984,333)	(2,351,646)	410,738
PEO [Member] | Fair Value at the End of the Prior Year of Equity Award that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	679,317	702,811	1,568,101
Non-PEO NEO [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	566,300	541,508	656,250
Non-PEO NEO [Member] | Bonus and Non Equity Incentive Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	157,460	523,850	657,525
Non-PEO NEO [Member] | Other Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	130,367	452,823	211,817
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,757,510	1,566,773	2,069,163
Non-PEO NEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	17,964	839,242
Non-PEO NEO [Member] | Deductions From SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,757,510)	(1,584,737)	(2,908,406)
Non-PEO NEO [Member] | Additions to SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	589,683	769,619	1,819,369
Non-PEO NEO [Member] | Fair Value of Current Year Equity Awards at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,653,797	1,529,272	1,923,667
Non-PEO NEO [Member] | Year over Year Change in Value of Prior Years Awards Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(783,958)	(426,125)	(540,187)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Value of Prior Years Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(384,252)	(420,173)	144,863
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Award that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 104,096	$ 86,645	$ 291,026